Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025	Mar. 31, 2025
Computer Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	5 years	5 years
Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	7 years	7 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	7 years	7 years
Office Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	7 years	7 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	3 years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment useful life	5 years	5 years